Benefit Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase
Expected long-term return on plan assets	7.25%	7.25%	7.25%
Discount Rate	4.88%	4.42%	5.30%
Ages 30-39 [Member] [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	6.00%	6.00%	6.00%
Under age 30 [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	10.00%	10.00%	10.00%
Ages 40 and over [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	3.00%	3.00%	3.00%